Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000002050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Core Equity Fund
Account Value		$ 32,027.61276	$ 32,027.61276	$ 32,027.61276	$ 25,505.94138	$ 20,288.55157	$ 24,321.53217	$ 19,084.26234	$ 16,376.60218	$ 12,684.52399	$ 13,582.76103	$ 11,019.80373	$ 9,929.08094	$ 10,000
Average Annual Return, Percent		25.57%	14.36%	12.34%
C000002051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Select Equity Fund
Account Value		$ 18,461.41444	$ 18,461.41444	$ 18,461.41444	16,783.95124	13,989.70092	17,937.47592	16,047.892	14,425.6122	11,412.208	13,041.2722	11,493.8341	9,604.3931	10,000.0033
Average Annual Return, Percent		10.00%	5.06%	6.32%
C000002052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Tax-Exempt Bond Fund
Account Value		$ 13,651	$ 13,651	$ 13,651	13,013	12,203	13,774	13,259	12,713	11,806	11,619	10,700	10,462	10,000
Average Annual Return, Percent		4.86%	1.42%	3.16%
C000073549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Fund
Account Value		$ 19,580.33296	$ 19,580.33296	$ 19,580.33296	18,569.14864	15,517.94978	19,266.23496	16,696.6128	14,028.05952	11,092.23808	12,898.7226	10,193.23656	9,984.72154	10,000
Average Annual Return, Percent		5.45%	6.90%	6.95%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,559.93538	$ 33,559.93538	$ 33,559.93538	26,953.38084	21,302.09875	26,340.16404	20,829.67364	17,219.83784	13,102.28758	13,760.61756	11,308.18254	10,091.75563	10,000
Average Annual Return, Percent		24.51%	14.28%	12.87%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,494	$ 12,494	$ 12,494	12,364	11,620	12,703	12,513	11,893	11,060	10,920	10,356	10,330	10,000
Average Annual Return, Percent	[1]	1.05%	0.99%	2.25%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,603.6071	$ 32,603.6071	$ 32,603.6071	26,334.05126	20,907.2063	25,877.47217	20,593.06859	17,034.8588	13,001.82759	13,721.04558	11,327.48571	10,047.86716	10,000
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%
MSCI World Ex U S A Index Net Dividends [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Ex U.S.A. Index - Net Dividends
Account Value		$ 16,699.03385	$ 16,699.03385	$ 16,699.03385	15,949.46099	13,523.36132	15,778.22096	14,009.59869	13,021.72067	10,630.76484	12,374.31623	9,962.66728	9,696.17005	10,000
Average Annual Return, Percent		4.70%	5.10%	5.26%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,223.17641	$ 21,223.17641	$ 21,223.17641	19,027.76946	16,272.94324	20,452.75847	17,813.05763	14,849.06291	11,829.56445	13,293.74395	11,595.33656	9,558.59217	10,000
Average Annual Return, Percent		11.54%	7.40%	7.82%
Bloomberg Municipal Bond 5 Year 4 6 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 5 Year (4-6) Index
Account Value		$ 11,805	$ 11,805	$ 11,805	$ 11,669	$ 11,187	$ 11,808	$ 11,768	$ 11,283	$ 10,701	$ 10,523	$ 10,203	$ 10,243	$ 10,000
Average Annual Return, Percent		1.17%	0.91%	1.67%

[1]	The Fund has added the returns of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, to comply with new regulatory requirements.
[2]	The Fund has added the returns of the Russell 3000® Index, which represents a broad measure of market performance, to comply with the new regulatory requirements.